Long Term Debt (Revolving credit facilities, outstanding borrowings and available capacity) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 2,729	$ 2,677
Letters of credit issued inside credit facilities	4	4
Use of available facilities	1,739	1,628
Available capacity under existing agreements	990	1,049
Advances on the revolving credit facility	1,735	1,624
NSPI
Debt Instrument [Line Items]
Letters of credit issued inside credit facilities	64	63
Revolving credit facility
Debt Instrument [Line Items]
Available capacity under existing agreements	1,527	1,528
Borrowings under credit facilities	770	569
Letters of credit issued inside credit facilities	124	31
Use of available facilities	894	600
Available capacity under existing agreements	633	928
Advances on the revolving credit facility	50
Revolving credit facility | Emera
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 900	900
Maturity	Jun. 30, 2026
Revolving credit facility | NSPI
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 600	600
Maturity	Dec. 31, 2026
Revolving credit facility | ECI
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 27	$ 28
Revolving credit facility | Minimum | ECI
Debt Instrument [Line Items]
Maturity	Dec. 31, 2022
Revolving credit facility | Maximum | ECI
Debt Instrument [Line Items]
Maturity	Jan. 01, 2032